SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Share-based Compensation (Details)	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period from grant date to retirement eligibility, threshold basis for amortization period of share based compensation cost	6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-employee director award, maximum service period (in years)	1 year
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period	6 months
Restricted Shares And Restricted Share Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period	36 months
Performance-based awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Performance-based awards [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	36 months